MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amortized cost	$ 33,429	$ 1,047
Unrealized losses	0	0
Unrealized Gains	319	327
Market value	33,748	1,374
Government bonds [Member]
Amortized cost	5,128	407
Unrealized losses	0	0
Unrealized Gains	0	3
Market value	5,128	410
Commercial bonds [Member]
Amortized cost	27,970	190
Unrealized losses	0	0
Unrealized Gains	0	25
Market value	27,970	215
Equity securities [Member]
Amortized cost	331	450
Unrealized losses	0	0
Unrealized Gains	319	299
Market value	$ 650	$ 749